Property and Equipment, Net (Tables)	12 Months Ended
May 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment, net, consisted of the following:

	As of May 31,
	2023	2024
	US$	US$
Buildings	156,017	270,968
Transportation equipment	6,366	6,064
Furniture and education equipment	118,936	142,622
Computer equipment and software	129,119	167,515
Leasehold improvements	293,236	347,415
Construction in progress	48,216	24,285

	751,890	958,869

Less: accumulated depreciation	(401,687)	(467,678)
Less: accumulated impairment loss	(14)	—
Exchange differences	9,571	16,790

	359,760	507,981